Investment properties (Details) - Schedule of investment properties - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Investment properties (Details) - Schedule of investment properties [Line Items]
Opening balance	R$ 997,100	R$ 858,261
Acquisitions	61,078	55,192
Acquisitions – business combination		136,017
Disposals	(63,410)	(3,677)
Transfers		(1,511)
(-) Depreciation	(13,402)	(11,716)
Translation gains (losses)	23,014	(35,466)
Net book balance	1,004,380	997,100
Total cost	1,106,016	1,088,239
Accumulated depreciation	(101,636)	(91,139)
Net book balance	1,004,380	997,100
Land - Farms [Member]
Investment properties (Details) - Schedule of investment properties [Line Items]
Opening balance	781,251	686,051
Acquisitions	1,243	313
Acquisitions – business combination		124,253
Disposals	(55,514)	(1,652)
Transfers
(-) Depreciation
Translation gains (losses)	14,400	(27,714)
Net book balance	741,380	781,251
Total cost	741,380	781,251
Accumulated depreciation
Net book balance	741,380	781,251
Buildings and improvements [Member]
Investment properties (Details) - Schedule of investment properties [Line Items]
Opening balance	66,614	56,995
Acquisitions	7,849	144
Acquisitions – business combination		11,683
Disposals	(7,850)	(443)
Transfers	7,641	2,861
(-) Depreciation	(3,153)	(2,341)
Translation gains (losses)	1,270	(2,285)
Net book balance	72,371	66,614
Total cost	85,588	79,325
Accumulated depreciation	(13,217)	(12,711)
Net book balance	R$ 72,371	R$ 66,614
Annual depreciation rates (weighted average) - %	3.00%	3.00%
Opening of area [Member]
Investment properties (Details) - Schedule of investment properties [Line Items]
Opening balance	R$ 100,781	R$ 104,533
Acquisitions	1,909	482
Acquisitions – business combination
Disposals	(15)	(1,582)
Transfers	38,695	11,293
(-) Depreciation	(10,249)	(9,375)
Translation gains (losses)	2,203	(4,570)
Net book balance	133,324	100,781
Total cost	221,743	179,209
Accumulated depreciation	(88,419)	(78,428)
Net book balance	R$ 133,324	R$ 100,781
Annual depreciation rates (weighted average) - %	5.00%	5.00%
Total in operation [Member]
Investment properties (Details) - Schedule of investment properties [Line Items]
Opening balance	R$ 948,646	R$ 847,579
Acquisitions	11,001	939
Acquisitions – business combination		135,936
Disposals	(63,379)	(3,677)
Transfers	46,336	14,154
(-) Depreciation	(13,402)	(11,716)
Translation gains (losses)	17,873	(34,569)
Net book balance	947,075	948,646
Total cost	1,049,711	1,039,785
Accumulated depreciation	(101,636)	(91,139)
Net book balance	947,075	948,646
Construction in progress [Member]
Investment properties (Details) - Schedule of investment properties [Line Items]
Opening balance	48,454	10,682
Acquisitions	50,077	54,253
Acquisitions – business combination		81
Disposals	(31)
Transfers	(46,336)	(15,665)
(-) Depreciation
Translation gains (losses)	5,141	(897)
Net book balance	57,305	48,454
Total cost	57,305	48,454
Accumulated depreciation
Net book balance	R$ 57,305	R$ 48,454